Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Investments held in trust	$ 109,150,904	$ 109,141,622
Offering costs	391,459	391,459
Underwriter discount	1,337,500	1,337,500
Deferred fee	3,745,000	3,745,000
Fair value of underwriter shares	1,632,750	1,632,750
Other expenses	2,188,378	2,188,378
Common stock subject to possible redemption	109,140,000	109,140,000
Federal depository insurance coverage	$ 250,000	$ 250,000